Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of the credit exposure of real estate loans by loan-to-value (LTV) ratio

	12/31/2024	12/31/2023
Lower than 30%	1,680,479	1,210,884
31 - 50%	3,384,141	2,157,130
51 - 70%	4,552,068	3,227,703
71 - 90%	1,375,696	1,664,885
Higher than 90%	257,803	322,966
	11,250,187	8,583,568

Schedule of the projected future realizable value of financial assets and liabilities by remaining contractual term
The table below presents the projected future realizable value of Inter’s financial assets and liabilities by contractual term:

		Current			Non-Current		Total	Total
	Note	1 to 30 days	31 to 180 days	181 to 365 days	1 to 5 Years	Over 5 years	12/31/2024	12/31/2023
Financial assets
Cash and cash equivalents	8	1,108,394	—	—	—	—	1,108,394	4,259,379
Amounts due from financial institutions	9	4,382,968	1,810,766	1,226	—	—	6,194,960	3,718,506
Deposits at Central Bank of Brazil		5,285,402	—	—	—	—	5,285,402	2,664,415
Securities	10	870,898	770,006	3,738,175	12,848,285	5,672,187	23,899,551	16,868,112
Derivative financial assets	11	273	290	—	—	—	563	4,238
Loans and advances to customers	12.e	6,363,918	4,703,162	6,888,301	5,082,474	12,558,438	35,596,293	29,784,301
Other assets (a)	17	—	—	—	—	83,194	83,194	109,682
Total		18,011,853	7,284,224	10,627,702	17,930,759	18,313,819	72,168,357	57,408,633

Financial liabilities
Liabilities with financial and similar institutions	18	10,802,505	42,140	474,932	—	—	11,319,577	9,522,469
Liabilities with customers (c)	19	2,129,039	4,662,517	19,151,078	16,860,595	—	42,803,229	32,651,620
Securities issued	20	861,671	2,240,225	3,325,860	3,277,446	185,017	9,890,219	8,095,042
Derivative financial liabilities	11	61,225	4,052	4,726	45	—	70,048	15,063
Borrowing and on-lending	24	110,891	416	499	3,993	13,125	128,924	107,412
Other liabilities (b)	21	—	—	1,011	10,584	102,095	113,690	120,395
Total		13,965,331	6,949,350	22,958,106	20,152,663	300,237	64,325,687	50,512,001

(a) The financial assets are substantially composed of amounts related to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros SA (“Wiz”) on May 8, 2019.
(b) Financial liabilities are composed of financial liabilities of leases, as per explanatory note 24.b.
(c) Overall, the CDB (time deposit) are issued with early liquidity clause, then the client (counterparty) could redeem it anytime until the final maturity. For disclosure purpose, the CDBs are allocated according to the remaining days until the maturity. Therefore, for risk management purpose under both market risk and liquidity risk, it is considered a methodology (behavior statistic model) which is focused on allocating the positions (CDB) at a more probable maturity.

Scchedule of financial assets and liabilities using a current/non-current classification
The table below represents the Group’s current financial assets (realized within 12 months of the reporting date), non-current financial assets (realized more than 12 months after the reporting date) and current financial liabilities (it is due to be settled within 12 months of the reporting date) and non-current financial liabilities (is due to be settled more than 12 months after the reporting date):

		12/31/2024
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	1,108,394	—	1,108,394
Amounts due from financial institutions	9	6,194,960	—	6,194,960
Deposits at Central Bank of Brazil		5,285,402	—	5,285,402
Securities	10	5,379,079	18,520,472	23,899,551
Derivative financial assets	11	563	—	563
Loans and advances to customers, net of provisions for expected credit losses	12	15,686,443	17,640,912	33,327,355
Other assets (a)	17	—	83,194	83,194
Total		33,654,841	36,244,578	69,899,419

Liabilities
Liabilities with financial and similar institutions	18	11,319,577	—	11,319,577
Liabilities with customers (c)	19	25,942,634	16,860,595	42,803,229
Securities issued	20	6,427,756	3,462,463	9,890,219
Derivative financial liabilities	11	70,003	45	70,048
Borrowings and on-lending	21	111,806	17,118	128,924
Other liabilities (b)	24	1,011	112,679	113,690
Total		43,872,787	20,452,900	64,325,687

(a) The financial assets are substantially composed of amounts related to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros SA (“Wiz”) on May 8, 2019.
(b) Financial liabilities are composed of financial liabilities of leases, as per explanatory note 24.b.
(c) Overall, the CDB (time deposit) are issued with early liquidity clause, then the client (counterparty) could redeem it anytime until the final maturity. For disclosure purpose, the CDBs are allocated according to the remaining days until the maturity. Therefore, for risk management purpose under both market risk and liquidity risk, it is considered a methodology (behavior statistic model) which is focused on allocating the positions (CDB) at a more probable maturity.

		12/31/2023
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	4,259,379	—	4,259,379
Amounts due from financial institutions	9	3,718,506	—	3,718,506
Deposits at Central Bank of Brazil		2,664,415	—	2,664,415
Securities	10	702,823	16,165,289	16,868,112
Derivative financial assets	11	4,238	—	4,238
Loans and advances to customers, net of provisions for expected credit losses	12	13,992,939	13,907,603	27,900,543
Other assets (a)	17	—	109,682	109,682
Total		25,342,300	30,182,574	55,524,875

Liabilities
Liabilities with financial and similar institutions	18	9,522,469	—	9,522,469
Liabilities with customers (c)	19	19,209,323	13,442,297	32,651,620
Securities issued	20	5,039,791	3,055,251	8,095,042
Derivative financial liabilities	11	9,981	5,082	15,063
Borrowings and on-lending	21	87,122	20,290	107,412
Other liabilities (b)	24	6,016	114,379	120,395
Total		33,874,702	16,637,299	50,512,001

(a) The financial assets are substantially composed of amounts related to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros SA (“Wiz”) on May 8, 2019.
(b) Financial liabilities are composed of financial liabilities of leases, as per explanatory note 24.b.
(c) Overall, the CDB (time deposit) are issued with early liquidity clause, then the client (counterparty) could redeem it anytime until the final maturity. For disclosure purpose, the CDBs are allocated according to the remaining days until the maturity. Therefore, for risk management purpose under both market risk and liquidity risk, it is considered a methodology (behavior statistic model) which is focused on allocating the positions (CDB) at a more probable maturity.

21-day VaR of the trading book
We present the value-at-risk (holding period: 21 days) for the Trading Book positions:

Risk factor	12/31/2024	12/31/2023
IPCA Coupon	13,738	2,730
Pre-fixed rate	3,951	1,074
USD Coupon	2,675	665
Foreign currencies	28,036	2,346
Share price	193	—
Subtotal	48,593	6,815

Diversification effects (correlation)	24,539	3,794
Value-at-Risk	24,054	3,021
VaR over total asset	0.03%	0.01%

VaR of the banking book [Text Block]
We present the value-at-risk (holding period: 21 days) for the Banking Book positions:

Risk factor	12/31/2024	12/31/2023
IPCA Coupon	976,186	425,156
Pre-fixed rate	116,296	49,019
TR Coupon	53,790	108,716
Others	181,069	22,538
Subtotal	1,327,341	605,429

Diversification effects (correlation)	347,688	164,555
Value-at-Risk	979,653	440,874
VaR over total asset	1.28%	0.73%

Sensitivity of the positions to market movements [Text Block]

Exposures - R$ thousand
Banking and Trading book	Scenarios					12/31/2024
Risk factor	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
Pre-fixed rate	increase	(2,766)	increase	(988,366)	increase	(1,848,407)
IPCA coupon (a)	increase	(4,870)	increase	(834,006)	increase	(1,511,875)
TR coupon (b)	increase	(214)	increase	(56,565)	increase	(96,402)
USD coupon	decrease	(26)	decrease	(4,477)	decrease	(9,047)
Others	increase	(19)	increase	(1,912)	increase	(628)

(a) The IPCA is a consumer price index calculated by the IBGE (accumulated during each period).
(b) The Reference Rate (TR) is one of the components that determine the profitability of savings accounts and the FGTS (Severance Indemnity Fund).

Exposures - R$ thousand
Banking and Trading book	Scenarios					12/31/2023
Risk factor	Rate variation in scenario 1	Scenario I	Rate variation in scenario 2	Scenario II	Rate variation in scenario 3	Scenario III
Pre-fixed rate	increase	(1,533)	increase	(367,626)	increase	(707,232)
IPCA coupon (a)	increase	(4,737)	increase	(561,583)	increase	(1,046,456)
TR coupon (b)	increase	(800)	increase	(163,354)	increase	(289,028)
Others	increase	(21)	decrease	(718)	decrease	(1,996)

(a) The IPCA is a consumer price index calculated by the IBGE (accumulated during each period).
(b) The Reference Rate (TR) is one of the components that determine the profitability of savings accounts and the FGTS (Severance Indemnity Fund).